NATURE OF THE ORGANIZATION AND BUSINESS (Details Narrative) - USD ($)						3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 23, 2025	Dec. 16, 2024	Nov. 05, 2024	Nov. 05, 2024	May 10, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2025	Mar. 31, 2024	Feb. 02, 2024
Property, Plant and Equipment [Line Items]
Reverse stock split	1-for-50
Share Bid price				$ 1.00
Accumulated deficit						$ 27,147,288		$ 27,147,288			$ 21,155,496	$ 12,358,924
Working capital deficit						2,800,000		2,800,000			982,000
Loss from operations						1,870,026	$ 785,042	3,104,250	$ 1,728,726		2,102,961	8,660,212
Cash flows from operations								1,354,546	(2,615,975)		3,995,606	6,133,221
Proceeds from issuance of PIPE convertible notes								2,500,000					$ 145,992
Original issue discount											0	0
Proceeds from loan payable											2,000,000
Deferred revenue										$ 575,000	$ 1,704,224
Selling general administrative expense										$ 306,539
Class of Warrant or Right, Outstanding											59,182
Stockholders' equity						(4,313,688)	10,508,104	(4,313,688)	10,508,104		$ 4,640,781	3,917,728	3,430,759	$ 4,565,249	$ 9,072,623
Stockholders' equity						$ 4,313,688	(10,508,104)	4,313,688	(10,508,104)		(4,640,781)	(3,917,728)	$ (3,430,759)	$ (4,565,249)	$ (9,072,623)
Bid price per share			$ 1	$ 1
Equity security, description			the Company received an additional written notice (the “MVPHS Notice”) from the Staff notifying the Company that, for 30 consecutive business days ended August 8, 2024, the Company’s market value of publicly held securities (“MVPHS”) closed below the $15,000,000 MVPHS threshold required for continued listing on the Nasdaq Global Market under Nasdaq Listing Rule 5450(b)(2)(C) (the “MVPHS Rule”). Nasdaq stated in its letter that in accordance with Nasdaq Listing Rule 5810(c)(3)(D), the Company has a compliance period of 180 calendar days from the date of the MVPHS Notice, and it may regain compliance if at any time during the Compliance Period the MVPHS closes at $15,000,000 or more for a minimum of ten consecutive business days.
Net proceeds from trust account									103,818		103,818
PIPE Convertible Loan [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Face Amount											4,650,000					$ 15,500,000
Chief Executive Officer [Member]
Property, Plant and Equipment [Line Items]
Proceeds from loan payable					$ 500,000
Third Party [Member]
Property, Plant and Equipment [Line Items]
Proceeds from loan payable					75,000
PIPE Convertible Notes [Member]
Property, Plant and Equipment [Line Items]
Original issue discount		$ 210,000						$ 280,000			1,005,000
Convertible notes payable											$ 9,045,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Upfront fees					100,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Upfront fees					$ 45,000
Stockholders' equity							(10,000,000)		(10,000,000)
Stockholders' equity							$ 10,000,000		$ 10,000,000
Series A Common Stock [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares outstanding						810,617		810,617			522,411
Series A Common Stock [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares outstanding						40,532,150		40,532,150
Series A Common Stock [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares outstanding						810,617		810,617
Series B Common Stock [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares outstanding						200,000		200,000			34,337
Series B Common Stock [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares outstanding						10,000,000		10,000,000
Series B Common Stock [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares outstanding						200,000		200,000
Series A Warrants [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Outstanding																28,182
Series B Warrants [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Outstanding																31,000